Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933



                                                               February 1, 2007





  Supplement to the Statement of Additional Information, as may be amended, of:


                                                                       Date

Pioneer International Value Fund                                       4/1/06
Pioneer AmPac Growth Fund                                              5/1/06
Pioneer Growth Leaders Fund                                            5/1/06
Pioneer Growth Shares                                                  5/1/06
Pioneer Small and Mid Cap Growth Fund                                  5/1/06
Pioneer Government Income Fund                                        11/6/06
Pioneer Europe Select Equity Fund                                      1/1/07


On September 19, 2006, the Board of Trustees of each of the above named funds approved the liquidation of the fund's Class R shares. This liquidation took place on February 1, 2007 (the "Liquidation Date"). Any Class R shares of the funds outstanding on the Liquidation Date were automatically redeemed on that date.